Income Taxes	9 Months Ended
Sep. 30, 2014
Income Taxes
Income Taxes

10.Income Taxes

Following its IPO, the Company began recording federal and state income tax liabilities associated with its status as a corporation. Prior to the IPO, the Company only recorded a provision for Texas franchise tax as the Company’s taxable income or loss was includable in the income tax returns of the individual partners and members. The Company will recognize a tax liability on its share of pre-tax book income, exclusive of the non-controlling interest. JEH is not subject to income tax at the federal level and only recognizes Texas franchise tax expense.

The Company’s effective tax rate for the three and nine months ended September 30, 2014 was 10.1% and 11.1%, respectively. The effective rate differs from the statutory rate of 35% primarily due to net income allocated to the non-controlling interest, percentage depletion, state income taxes, and other permanent differences. On a year to date basis, the difference in effective rate between reported periods reflects differences in the composition of estimated income and the Company’s tax expense in Texas.

The Company’s income tax provision was an expense of $5.9 million and $6.6 million for the three and nine months ended September 30, 2014, respectively, and benefit of $0.3 million and $0.1 million for the three and nine months ended September 30, 2013, respectively. See the table below for the allocation of the income tax provision between the controlling and non-controlling interests. As of September 30, 2014, the Company did not have any uncertain tax positions requiring adjustments to its tax liability.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of dollars)	2014	2013	2014	2013

Jones Energy, Inc.	$5,197	$(375)	$5,395	$(375)
Non-controlling interest	674	31	1,155	282
Income tax provision (benefit)	$5,871	$(344)	$6,550	$(93)

The Company had deferred tax assets for its federal and state loss carryforwards at September 30, 2014 recorded in non-current deferred taxes. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of September 30, 2014, management determined that a valuation allowance was not required for the tax loss carryforwards as they are expected to be fully utilized before expiration.